SHARE-BASED PAYMENTS - Reconciliation of outstanding options and RSU's (Details) - ₪ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Bottom of range
Number Of Share Options And Other Than Option Outstanding In Share-Based Payment Arrangement [Roll Forward]
Granted during the year		0.00
Exercised during the year		0.23
Exercise Price Of Outstanding Share Options And Other Than Option [Roll Forward]
Outstanding range of exercise price at beginning of year			₪ 0.23
Granted range of exercise price during the year	₪ 1.28	₪ 1.04	1.02
Exercised range of exercise price during the year	1.10		0.23
Outstanding range of exercise price at end of year	1.02
Exercisable range of exercise price at end of year	1.02	₪ 1.12	0.23
Exercise price	1.02		0.23
Top of range
Number Of Share Options And Other Than Option Outstanding In Share-Based Payment Arrangement [Roll Forward]
Exercised during the year		0.48
Exercise Price Of Outstanding Share Options And Other Than Option [Roll Forward]
Outstanding range of exercise price at beginning of year		₪ 2.50	2.50
Granted range of exercise price during the year	2.35	1.47	1.29
Exercised range of exercise price during the year	2.02		0.51
Outstanding range of exercise price at end of year	2.50		2.50
Exercisable range of exercise price at end of year	2.50	2.50	2.50
Exercise price	₪ 2.50	₪ 2.50	₪ 2.50
Options with service conditions only
Number Of Share Options And Other Than Option Outstanding In Share-Based Payment Arrangement [Roll Forward]
Outstanding at beginning of year	21,954,791	15,661,344
Outstanding at end of year	30,203,551	21,954,791	15,661,344
Range Of Exercise Price [member]
Number Of Share Options And Other Than Option Outstanding In Share-Based Payment Arrangement [Roll Forward]
Outstanding at beginning of year	42,330,964	32,360,793	32,649,852
Granted during the year	11,558,773	13,601,699	3,016,330
Forfeited and expired during the year	(4,330,901)	(2,091,128)	(2,208,589)
Exercised during the year	(635,747)	(1,540,400)	(1,096,800)
Outstanding at end of year	48,923,089	42,330,964	32,360,793
Exercisable at end of year	23,037,528	10,127,684	10,114,392
Exercise Price Of Outstanding Share Options And Other Than Option [Roll Forward]
Forfeited and expired range of exercise price during the year	₪ 0.00	₪ 0.00	₪ 0.00
Range Of Exercise Price [member] | Bottom of range
Exercise Price Of Outstanding Share Options And Other Than Option [Roll Forward]
Outstanding range of exercise price at beginning of year	1.02	0.23
Outstanding range of exercise price at end of year		1.02	0.23
Exercise price	1.02	1.02	₪ 0.23
Range Of Exercise Price [member] | Top of range
Exercise Price Of Outstanding Share Options And Other Than Option [Roll Forward]
Outstanding range of exercise price at beginning of year	2.50
Outstanding range of exercise price at end of year		2.50
Exercise price	₪ 2.50	₪ 2.50
Options with service conditions and market conditions
Number Of Share Options And Other Than Option Outstanding In Share-Based Payment Arrangement [Roll Forward]
Outstanding at beginning of year	20,376,173	16,699,449
Outstanding at end of year	18,719,538	20,376,173	16,699,449
RSUs with service conditions and market conditions
Number Of Share Options And Other Than Option Outstanding In Share-Based Payment Arrangement [Roll Forward]
Outstanding at beginning of year	4,328,395	3,441,420
Outstanding at end of year	1,968,079	4,328,395	3,441,420
RSUs with service conditions and market conditions | Bottom of range
Exercise Price Of Outstanding Share Options And Other Than Option [Roll Forward]
Outstanding range of exercise price at beginning of year	₪ 0.00	₪ 0.00
Outstanding range of exercise price at end of year	0.00	0.00	₪ 0.00
Exercise price	0.00	0.00	0.00
RSUs with service conditions and market conditions | Top of range
Exercise Price Of Outstanding Share Options And Other Than Option [Roll Forward]
Outstanding range of exercise price at beginning of year	0.30	0.30
Outstanding range of exercise price at end of year	0.30	0.30	0.30
Exercise price	₪ 0.30	₪ 0.30	₪ 0.30
RSUs with service conditions only
Number Of Share Options And Other Than Option Outstanding In Share-Based Payment Arrangement [Roll Forward]
Outstanding at end of year	281,778
Exercise Price Of Outstanding Share Options And Other Than Option [Roll Forward]
Outstanding range of exercise price at end of year	₪ 0.00
Exercise price	₪ 0.00
Vested, which were not yet Exercised [Member]
Number Of Share Options And Other Than Option Outstanding In Share-Based Payment Arrangement [Roll Forward]
Vested for RSUs with no exercise price and exercised for options and for RSUs with an exercise price of NIS 0.30	1,024,722
Exercise Price Of Outstanding Share Options And Other Than Option [Roll Forward]
Exercise price of vested for RSUs with no exercise price and exercised for options and for RSUs with an exercise	₪ 0.30
RSUs
Number Of Share Options And Other Than Option Outstanding In Share-Based Payment Arrangement [Roll Forward]
Outstanding at beginning of year	4,328,395	3,441,420	3,242,632
Granted during the year	649,820	981,472	295,726
Forfeited and expired during the year	(567,469)	(94,497)	(96,938)
Vested for RSUs with no exercise price and exercised for options and for RSUs with an exercise price of NIS 0.30	(1,136,167)
Outstanding at end of year	3,274,579	4,328,395	3,441,420
Exercise Price Of Outstanding Share Options And Other Than Option [Roll Forward]
Granted range of exercise price during the year	₪ 0.00	₪ 0.00
Forfeited and expired range of exercise price during the year	0.00	0.00	₪ 0.00
Outstanding range of exercise price at end of year	0.30
Exercise price	0.30
RSUs | Bottom of range
Number Of Share Options And Other Than Option Outstanding In Share-Based Payment Arrangement [Roll Forward]
Outstanding at beginning of year			0.00
Exercise Price Of Outstanding Share Options And Other Than Option [Roll Forward]
Outstanding range of exercise price at beginning of year	0.00	0.00
Granted range of exercise price during the year			₪ 0.00
Exercise price of vested for RSUs with no exercise price and exercised for options and for RSUs with an exercise	0.00
Outstanding range of exercise price at end of year	0.00	0.00	0.00
Exercise price	0.00	₪ 0.00	₪ 0.00
RSUs | Top of range
Number Of Share Options And Other Than Option Outstanding In Share-Based Payment Arrangement [Roll Forward]
Outstanding at beginning of year		0.30	0.30
Outstanding at end of year			0.30
Exercise Price Of Outstanding Share Options And Other Than Option [Roll Forward]
Outstanding range of exercise price at beginning of year	0.30	₪ 0.30
Granted range of exercise price during the year			₪ 0.30
Exercise price of vested for RSUs with no exercise price and exercised for options and for RSUs with an exercise	0.30
Outstanding range of exercise price at end of year	0.30	0.30	0.30
Exercise price	₪ 0.30	₪ 0.30	₪ 0.30